Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - Image P2P Trading Group Limited [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment gross	$ 12,223,672	$ 11,712,641	$ 4,914,132
Less: accumulated depreciation	1,090,966	564,361	51,792
Property plant and equipment	11,132,706	11,148,280	4,862,341
Buildings [Member]
Property, plant and equipment gross	6,127,627	5,865,546	4,786,603
Less: accumulated depreciation		241,991	18,946
Equipment [Member]
Property, plant and equipment gross	6,023,139	5,779,506	70,920
Less: accumulated depreciation		280,610	3,182
Motor Vehicles [Member]
Property, plant and equipment gross	50,578	48,518	51,407
Less: accumulated depreciation		39,159	29,517
Furniture and Fixtures [Member]
Property, plant and equipment gross	$ 22,854	19,070	5,202
Less: accumulated depreciation		$ 2,601	$ 147